Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Fair Value of Assets and Liabilities Identified at the Acquisition Moment, and the Goodwill Generated
The following table presents the transaction, fair value of assets and liabilities identified at the acquisition moment, and the goodwill generated:

Millions of euros	2021
Enterprise value	398
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Customer relationships	107
Other intangible assets	1
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Fair value of net assets	(13)
Goodwill (Note 7)	284